LEGG MASON FUNDS TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE PROSPECTUSES

OF THE FUNDS LISTED BELOW IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017.

The following disclosure amends and restates the corresponding section of the Prospectus titled “Share price” for each of the funds listed in Schedule A to address a change in the valuation of short-term fixed income securities that mature in 60 days or less:

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The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 1, 2017

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2017
ClearBridge Small Cap Fund	March 1, 2017
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2017
Legg Mason BW Alternative Credit Fund	March 1, 2017
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2017
Legg Mason BW Global Flexible Income Fund	May 1, 2017
Legg Mason BW Global High Yield Fund	March 1, 2017
Legg Mason BW Global Opportunities Bond Fund	May 1, 2017
Legg Mason BW International Opportunities Bond Fund	May 1, 2017
QS Global Market Neutral Fund	February 1, 2017
QS Strategic Real Return Fund	February 1, 2017
QS U.S. Small Capitalization Equity Fund	May 1, 2017
RARE Global Infrastructure Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 28, 2016
ClearBridge Appreciation Fund	March 1, 2017
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017
ClearBridge Global Health Care Innovations Fund	March 31, 2017
ClearBridge Large Cap Value Fund	March 1, 2017
ClearBridge Select Fund	March 1, 2017
ClearBridge Small Cap Growth Fund	March 1, 2017
ClearBridge Small Cap Value Fund	February 1, 2017
ClearBridge Sustainability Leaders Fund	March 1, 2017
ClearBridge Tactical Dividend Income Fund	March 1, 2017

Fund	Date of Prospectus
EnTrustPermal Alternative Core Fund	May 1, 2017
QS Conservative Growth Fund	June 1, 2017
QS Defensive Growth Fund	June 1, 2017
QS Global Dividend Fund	February 1, 2017
QS Growth Fund	June 1, 2017
QS International Dividend Fund	February 1, 2017
QS Moderate Growth Fund	June 1, 2017
QS S&P 500 Index Fund	February 1, 2017

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2017
Western Asset California Municipals Fund	June 30, 2017
Western Asset Global High Yield Bond Fund	May 1, 2017
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2017
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2017
Western Asset Intermediate-Term Municipals Fund	August 1, 2017
Western Asset Managed Municipals Fund	June 30, 2017
Western Asset Massachusetts Municipals Fund	March 31, 2017
Western Asset Mortgage Backed Securities Fund	May 1, 2017
Western Asset New Jersey Municipals Fund	August 1, 2017
Western Asset New York Municipals Fund	August 1, 2017
Western Asset Oregon Municipals Fund	September 1, 2017
Western Asset Pennsylvania Municipals Fund	August 1, 2017
Western Asset Short Duration Municipal Income Fund	June 30, 2017

LEGG MASON PARTNERS INSTITUTIONAL TRUST
Western Asset SMASh Series C Fund	March 1, 2017
Western Asset SMASh Series EC Fund	March 1, 2017
Western Asset SMASh Series M Fund	March 1, 2017
Western Asset SMASh Series TF Fund	March 1, 2017

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2017
Western Asset Core Plus Bond Fund	May 1, 2017
Western Asset High Yield Fund	September 30, 2017
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2017
Western Asset Intermediate Bond Fund	September 30, 2017
Western Asset Macro Opportunities Fund	March 1, 2017

Please retain this supplement for future reference.

LMFX416909

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